Property and Equipment, Net (Details) - Schedule of property and equipment - Cepton Technologies, Inc. [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Machinery and equipment	$ 677	$ 649	$ 573
Automobiles	50	50	50
Leasehold improvements	111	146	146
Computer and equipment	66	36	33
Furniture and fixtures		68	68
Total property, and equipment	907	952	870
Less: accumulated depreciation and amortization	(475)	(495)	(309)
Total property, and equipment, net	$ 432	$ 457	$ 561